Accounts Payable Related to Concessions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2023	R$ 101,976
Account Payable [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2022	937,542	R$ 903,959
Additions	894	1,855
Adjustment to present value	(44,021)	27,063
Monetary variations	115,176	112,890
Payments	(115,736)	(108,225)
Balance as of December 31, 2023	R$ 893,855	R$ 937,542